SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 14, 2024	Aug. 31, 2023
Property, Plant and Equipment [Line Items]
Accounts receivable	$ 57,970	$ 62,914		$ 44,130
Accounts Receivable, Credit Loss Expense (Reversal)		0
Deferred revenue	8,687	10,012		440,069
Revenues	9,445	135,557
Deferred Costs, Noncurrent	$ 3,167,640	$ 449,576
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		20 years
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Evo Air Manufacturing (M) Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	67.50%
Evo Air Marketing Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%
WKL EcoEarth Indochina Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	62.50%
EvoAir Manufacturing (M) Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	67.50%	67.50%
Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member] | Evo Air Manufacturing (M) Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%	100.00%
WKL EcoEarth Indochina Co Ltd (Cambodia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	55.00%	55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	62.50% [1]	55.00% [2]
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			62.50%

[1]	Shareholding of WKL Guanzhe Green Technology Guangzhou Co Ltd (China) has increased from 55% to 62.5% on August 14, 2024.
[2]	Shareholding increased to 62.5% on August 14, 2024